Related Party Transactions - Schedule Of Related Party Transactions (Parenthetical) (Detail) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Related Party Transaction [Line Items]
Operating lease right-of-use assets	¥ 266,968	$ 40,915
Operating lease liabilities	259,427	39,759
Xiaomi Group [Member]
Related Party Transaction [Line Items]
Operating lease right-of-use assets	243,585	37,331
Operating lease liabilities	¥ 250,646	$ 38,413